PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2019	Dec. 31, 2018
Liability, Defined Benefit Plan [Abstract]
Discount rate	2.30%	2.60%
Rate of compensation increase	2.25%	2.75%